Land Use Rights, Net (Details) - Schedule of Land Use Rights - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Land Use Rights [Abstract]
Land use rights, at cost	$ 1,752,534	$ 1,734,351
Less: accumulated amortization	(300,319)	(252,756)
Total land use rights, net	$ 1,452,215	$ 1,481,595